Fair Value (Tables)	6 Months Ended
Jun. 30, 2015
Fair Value Disclosures [Abstract]
Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis [Table Text Block]
		Quoted Prices in	Significant
		Active Markets	Other	Significant
		for	Observable	Unobservable
		Identical Assets	Inputs	Inputs
(Dollars in thousands)	Amount	(Level 1)	(Level 2)	(Level 3)
June 30, 2015:
Securities available-for-sale:
Agency obligations	$60,219	—	60,219	—
Agency RMBS	122,113	—	122,113	—
State and political subdivisions	70,574	—	70,574	—
Total securities available-for-sale	252,906	—	252,906	—
Other assets (1)	552	—	552	—
Total assets at fair value	$253,458	—	253,458	—

Other liabilities(1)	$552	—	552	—
Total liabilities at fair value	$552	—	552	—

December 31, 2014:
Securities available-for-sale:
Agency obligations	$60,249	—	60,249	—
Agency RMBS	135,043	—	135,043	—
State and political subdivisions	72,311	—	72,311	—
Total securities available-for-sale	267,603	—	267,603	—
Other assets (1)	634	—	634	—
Total assets at fair value	$268,237	—	268,237	—

Other liabilities(1)	$634	—	634	—
Total liabilities at fair value	$634	—	634	—

(1)Represents the fair value of interest rate swap agreements.

Fair Value, Assets and Liabilities Measured on Nonrecurring Basis [Table Text Block]
		Quoted Prices in
		Active Markets	Other	Significant
		for	Observable	Unobservable
	Carrying	Identical Assets	Inputs	Inputs
(Dollars in thousands)	Amount	(Level 1)	(Level 2)	(Level 3)
June 30, 2015:
Loans held for sale	$3,875	—	3,875	—
Loans, net(1)	1,851	—	—	1,851
Other real estate owned	499	—	—	499
Other assets (2)	2,359	—	—	2,359
Total assets at fair value	$8,584	—	3,875	4,709
December 31, 2014:
Loans held for sale	$1,974	—	1,974	—
Loans, net(1)	3,077	—	—	3,077
Other real estate owned	534	—	—	534
Other assets (2)	2,388	—	—	2,388
Total assets at fair value	$7,973	—	1,974	5,999

(1)Loans considered impaired under ASC 310-10-35, Receivables. This amount reflects the recorded investment in impaired loans, net of any related allowance for loan losses.
(2)Represents MSRs, net, carried at lower of cost or estimated fair value.

Fair Value, Assets and Liabilities Measured on a Recurring and Nonrecurring Basis, Valuation Techniques [Table Text Block]
				Weighted
	Carrying			Average
(Dollars in thousands)	Amount	Valuation Technique	Significant Unobservable Input	of Input
Nonrecurring:
Impaired loans	$1,851	Appraisal	Appraisal discounts (%)	22.4%
Other real estate owned	499	Appraisal	Appraisal discounts (%)	26.7%
Mortgage servicing rights, net	2,359	Discounted cash flow	Prepayment speed or CPR (%)	10.3%
			Discount rate (%)	10.0%

Financial Instruments [Table Text Block]
			Fair Value Hierarchy
	Carrying	Estimated	Level 1	Level 2	Level 3
(Dollars in thousands)	amount	fair value	inputs	inputs	Inputs
June 30, 2015:
Financial Assets:
Loans, net (1)	$403,609	$408,327	$—	$—	$408,327
Loans held for sale	3,875	3,897	—	3,897	—
Financial Liabilities:
Time Deposits	$231,634	$233,385	$—	$233,385	$—
Long-term debt	7,217	7,217	—	7,217	—

December 31, 2014:
Financial Assets:
Loans, net (1)	$398,118	$407,839	$—	$—	$407,839
Loans held for sale	1,974	2,044	—	2,044	—
Financial Liabilities:
Time Deposits	$249,126	$251,365	$—	$251,365	$—
Long-term debt	12,217	12,558	—	12,558	—

(1) Represents loans, net of unearned income and the allowance for loan losses.